OPERATING LEASES (EXCLUDING LAND USE RIGHTS)	6 Months Ended
Jun. 30, 2024
Operating Leases
OPERATING LEASES (EXCLUDING LAND USE RIGHTS)

11. OPERATING LEASES (EXCLUDING LAND USE RIGHTS)

Operating leases of the Company mainly consist of short-term leases of plants, warehouses and machinery. Short-term lease cost is recognized as rental expenses in the consolidated statements of operations.

Supplemental cash flows information related to leases are as follows:

	For the six months ended	For the six months ended
	June 30, 2024	June 30, 2023
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payments for operating leases	-	-
Right-of-use assets obtained in exchange for lease liabilities:
Right-of-use assets obtained in exchange for new operating lease liabilities	-	-

The components of lease cost for operating leases were as follows:

	For the six months ended	For the six months ended
	June 30, 2024	June 30, 2023
	US$’000	US$’000
	(Unaudited)	(Unaudited)

Operating lease cost	-	-
Short-term lease cost	450	841
Total lease cost	450	841

As of June 30, 2024 and December 31, 2023, the lease related assets and liabilities recorded in the unaudited consolidated balance sheets were both nil.